Basis of Presentation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Basis of Presentation [Abstract]
Schedule of Calculation of Diluted Loss Per Share	The following potentially dilutive securities were excluded from the calculation of diluted loss per share for the three and six months ended June 30, 2023 and 2022 because their effect was antidilutive:
Security	2023	2022

Convertible notes payable	8,278	325,188
Warrants	497,895	163,045
Stock options	1,561,070	1,212,202
	2,067,243	1,700,435
The following potentially dilutive securities were excluded from the calculation of diluted loss per share for the years ended December 31, 2022 and 2021 because their effect was antidilutive:
	2022	2021
Convertible notes payable	308,288	14,692
Warrants	153,654	175,452
Stock options	1,291,565	1,113,875
	1,753,507	1,304,019